Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Drilling Rigs, Drillships, Machinery and Equipment (Tables) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Cost	Jun. 30, 2012 Accumulated Depreciation	Jun. 30, 2012 Net Book Value
Balance, December 31, 2011	$ 4,527,770	$ 4,587,916	$ 4,942,716	$ (354,800)	$ 4,587,916
Additions			51,010	0	51,010
Disposals			(3)	0	(3)
Depreciation			0	(111,153)	(111,153)
Balance, June 30, 2012	$ 4,527,770	$ 4,587,916	$ 4,993,723	$ (465,953)	$ 4,527,770